Carried Interest Due from Investment Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Activity in the carried interest
Balance at beginning of period	$ 47,723			$ 58,134	$ 55,322	$ 52,460	$ 44,504	$ 41,149	$ 39,039
Recognition of Carried Interest earned during the period	13,419	10,473	12,596
Balance at end of period	61,142	47,723		58,134	55,322	52,460	44,504	41,149	39,039
Investment Funds
Activity in the carried interest
Balance at beginning of period	47,723	37,250	24,654
Carried Interest earned during the year	13,419	10,473	9,275
Adjustment recognized pursuant to amendment of management agreement			3,321
Recognition of Carried Interest earned during the period	13,419	10,473	12,596
Balance at end of period	$ 61,142	$ 47,723	$ 37,250
Additional disclosures
Number of times when agreement will be extended	3
Agreement extensions term	1 year